UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 28, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $582,401 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    15598   217276 SH       SOLE                   133010             84266
ABB Ltd- Spon ADR           COM                 000375204     9783   572778 SH       SOLE                   345060            227718
Accenture Ltd.              COM                 G1151c101    19772   375328 SH       SOLE                   228146            147182
Agilent Technologies Inc.   COM                 00846u101    16208   518641 SH       SOLE                   312725            205916
Agilent Technologies Inc.   COM                 00846u101     5469   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     9829   128705 SH       SOLE                    77970             50735
Air Products & Chemicals    COM                 009158106     4582    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    11561   312531 SH       SOLE                   190445            122086
Allegheny Technologies Inc  COM                 01741R102     3329    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105     9968   124222 SH       SOLE                    74922             49300
Ashland Inc.                COM                 044209104     7532   170640 SH       SOLE                   102215             68425
Automatic Data Processing   COM                 053015103    12388   262730 SH       SOLE                   158935            103795
Automatic Data Processing   COM                 053015103     4715   100000 SH       DEFINED 01             100000
Babcock & Wilcox Co./The    COM                 05615f102     2444   125000 SH       DEFINED 01             125000
Babcock & Wilcox Co./The    COM                 05615f102    10267   525160 SH       SOLE                   316535            208625
Baker Hughes Inc.           COM                 057224107     7189   155775 SH       SOLE                    93637             62138
Bank of America Corp.       COM                 060505104     3194   521882 SH       SOLE                   300823            221059
Bank of America Corp.       COM                 060505104     2448   400000 SH       DEFINED 01             400000
Baxter International Inc.   COM                 071813109    22883   407604 SH       SOLE                   247473            160131
Baxter International Inc.   COM                 071813109     5614   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    33845   814765 SH       SOLE                   493760            321005
Cameron International Corp. COM                 13342B105    14539   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    18680   616502 SH       SOLE                   369935            246567
Carnival Corp.              COM                 143658300     4545   150000 SH       DEFINED 01             150000
Eaton Corp.                 COM                 278058102    11514   324347 SH       SOLE                   194482            129865
Ford Motor Company          COM                 345370860     2417   250000 SH       DEFINED 01             250000
Goldman Sachs Group Inc.    COM                 38141G104     4727    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141G104    17184   181746 SH       SOLE                   105648             76098
Ingersoll Rand Company      COM                 G47791101     5618   200000 SH       DEFINED 01             200000
Ingersoll Rand Company      COM                 G47791101     9595   341580 SH       SOLE                   206215            135365
Int'l Business Machines     COM                 459200101      262     1500 SH       SOLE                     1500
ITT Corp                    COM                 450911102     9778   232800 SH       SOLE                   141590             91210
ITT Corp                    COM                 450911102     4200   100000 SH       DEFINED 01             100000
Jacobs Engineering Group    COM                 469814107    10774   333670 SH       SOLE                   202675            130995
Jacobs Engineering Group    COM                 469814107     3229   100000 SH       DEFINED 01             100000
Komatsu Ltd. - Spons ADR    COM                 500458401     9855   459000 SH       SOLE                   275215            183785
Lockheed Martin Corp.       COM                 539830109    12139   167110 SH       SOLE                   101730             65380
Lockheed Martin Corp.       COM                 539830109     7264   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    17576   667774 SH       SOLE                   408143            259631
Manitowoc Company Inc.      COM                 563571108      671   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    12840   458396 SH       SOLE                   276975            181421
MetLife Inc.                COM                 59156R108     4762   170000 SH       DEFINED 01             170000
Microsoft Corp.             COM                 594918104    11704   470235 SH       SOLE                   281910            188325
Monsanto Co.                COM                 61166W101    11757   195824 SH       SOLE                   119020             76804
Nike Inc. Cl B              COM                 654106103    22862   267366 SH       SOLE                   160521            106845
Oaktree Captial Group LLC   COM                 674001102     4950   112500 SH       DEFINED 01             112500
Schlumberger Ltd.           COM                 806857108    17605   294738 SH       SOLE                   176468            118270
Union Pacific Corp.         COM                 907818108    17197   210566 SH       SOLE                   126320             84246
United Parcel Service Inc.  COM                 911312106    13636   215937 SH       SOLE                   130576             85361
United Technologies Corp.   COM                 913017109    18220   258960 SH       SOLE                   155335            103625
USG Corp.                   COM                 903293405     2986   443653 SH       SOLE                   265640            178013
USG Corp.                   COM                 903293405     2019   300000 SH       DEFINED 01             300000
WABCO Holdings Inc.         COM                 92927K102    14159   373991 SH       SOLE                   224078            149913
Walt Disney Co.             COM                 254687106    10075   334045 SH       SOLE                   198635            135410
Wells Fargo & Co.           COM                 949746101    11764   487746 SH       SOLE                   325821            161925
Whirlpool Inc.              COM                 963320106     9340   187129 SH       SOLE                   112660             74469
Xerox Corp.                 COM                 984121103     2091   300000 SH       DEFINED 01             300000
Xerox Corp.                 COM                 984121103    11249  1613900 SH       SOLE                   972995            640905